Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000143294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income and Appreciation Fund
C000143295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eubel Brady & Suttman Income Fund
Without Sales Load [Member] | C000143294
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%	4.89%	4.00%
Without Sales Load [Member] | C000143295
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	3.26%	3.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
ICE BofA U.S. Corporates, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year Corp. Index
Average Annual Return, Percent	5.91%	1.39%	3.04%
ICE BofA Yield Alternative US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent	12.85%	6.07%	5.66%
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Average Annual Return, Percent	4.73%	0.53%	2.02%